SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation, Employee Stock Option Plan, Activity [Table Text Block]

A summary of employee option activity under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2012	1,355,879	$2.31	6.46	$3,416
Granted	-	-
Exercised	(136,708)	$2.53
Forfeited	(61,786)	$2.13
Outstanding at December 31, 2012	1,157,385	$2.74	5.87	$2,298
Exercisable at December 31, 2012	791,797	$2.54	4.86	$1,738
Vested and expected to vest at December 31, 2012	1,117,531	$2.70	5.77	$2,261

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table represents the employee option activity whose vesting is contingent upon meeting various departmental and Company's wide performance goals (including revenue growth and net gain index), as of December 31, 2012. These options have been included in the above table on employee option activity:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	139,250	$1.44	6.55	$519

Outstanding at December 31, 2012	139,250	$1.44	5.55	$454

Exercisable at December 31, 2012	114,250	$1.51	5.45	$364

Vested and expected to vest at December 31, 2012	138,905	$1.44	5.55	$452

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The options outstanding as of December 31, 2012, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
0-1	67,913	5.02	$0.17	50,413	$0.23
1.01-2	273,798	5.07	$1.40	236,298	$1.42
2.01-3	286,334	6.74	$2.29	216,996	$2.29
3.01-4	447,090	6.81	$3.89	205,840	$3.83
4.01-5	57,250	1.01	$4.06	57,250	$4.06
5.01-6	25,000	1.21	$5.95	25,000	$5.95

	1,157,385	5.87	$2.74	791,797	$2.54

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income:

	December 31,
	2010	2011	2012

Accumulated realized and unrealized gain on available-for-sale securities, net	$218	$145	$173
Accumulated foreign currency translation adjustments	218	(152)	(776)
Unrealized gain (loss) on derivative instruments, net	11	(12)	17

Total other comprehensive income	$447	$(19)	$(586)